Statement of Additional Information Supplement

June 15, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2018

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
Emerging Markets Breakout Nations Portfolio
Emerging Markets Fixed Income Opportunities Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Markets Portfolio
Fundamental Multi-Cap Core Portfolio
Global Advantage Portfolio
Global Concentrated Portfolio
Global Core Portfolio
Global Counterpoint Portfolio
Global Discovery Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Real Estate Portfolio
Global Sustain Portfolio
Growth Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Insight Portfolio
Multi-Asset Portfolio
Small Company Growth Portfolio
U.S. Real Estate Portfolio
US Core Portfolio

The third paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

With respect to the Global Concentrated, Global Core, Global Franchise, Global Sustain and US Core Portfolios, complete holdings will be publicly available on a quarterly basis 15 calendar days after the quarter-end by calling (800) 548-7786 or emailing client service at msimcs@morganstanley.com.

The fifth paragraph of the section of the Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

All other portfolio holdings information that has not been disseminated in a manner making it available generally as described above is non-public information for purposes of the Policy.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

June 15, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated May 29, 2018

Global Concentrated Real Estate Portfolio

Real Assets Portfolio

Supplement dated June 15, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated June 8, 2018

Emerging Markets Portfolio (Class IR)

Global Discovery Portfolio (Class IR and Class IS)

Global Infrastructure Portfolio (Class IR)

Global Opportunity Portfolio (Class IR)

Global Real Estate Portfolio (Class IR)

Growth Portfolio (Class IR)

International Advantage Portfolio (Class IS)

International Opportunity Portfolio (Class IR)

Insight Portfolio (Class IS)

U.S. Real Estate Portfolio (Class IR)

The fourth paragraph of the section of each Statement of Additional Information entitled "Disclosure of Portfolio Holdings" is hereby deleted and replaced with the following:

All other portfolio holdings information that has not been disseminated in a manner making it available generally as described above is non-public information for purposes of the Policy.

Please retain this supplement for future reference.